Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income and expense
Foreign exchange gains	€ 359,962	€ 352,041	€ 280,323
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	9,136	29,579	33,921
Revaluation of certain investments	7,254	51,572	14,671
Income from strategic transactions and programs	17,795	116,607	60,843
Income attributable to consent agreement on foregone profits from sale of certain pharmaceuticals to non-associated companies	43,050	71,994	46,919
Other	90,902	138,325	78,570
Other operating income	528,099	760,118	515,247
Foreign exchange losses	403,756	375,098	315,821
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	8,143	14,923	29,082
Revaluation of certain investments	84,292	7,544
Expenses from strategic transactions and programs	122,162	434,088	320,765
Other	102,304	101,285	98,625
Other operating expense	720,657	932,938	764,293
Income from revaluation of assets held for sale		14,896
Gains from divestitures		89,248
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	(61,520)	(115,570)	(17,125)
Legacy Portfolio Optimization
Other operating income and expense
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	€ (60,415)	€ (120,885)	€ (19,422)